INVESTMENTS IN AFFILIATES (Details 2) (USD $)	12 Months Ended			0 Months Ended	1 Months Ended	0 Months Ended				1 Months Ended		3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May 23, 2012 item	Aug. 31, 2013	Jul. 04, 2011	Dec. 17, 2009 item	Sep. 25, 2012	Sep. 27, 2012	Dec. 31, 2014	Sep. 30, 2012	Jun. 30, 2013
Investments in affiliates
Cash consideration for acquisition of the entity	$ 72,034	$ 4,278,361	$ 3,428,751
Equity in earnings (loss) of unconsolidated investees	487,346	(3,064,006)	(1,969,306)
Gaochuangte
Investments in affiliates
Percentage of ownership interest	40.00%	40.00%								40.00%
GCL-CSI (Suzhou) Photovoltaic Technology Co., Ltd.
Investments in affiliates
Percentage of ownership interest	10.00%	10.00%								10.00%
CSI Skypower
Investments in affiliates
Cash consideration for acquisition of the entity				3,428,751
Percentage of ownership interest	50.00%	50.00%		50.00%						50.00%
Number of board members designated by the acquired entity				2
Number of board members				4
Additional capital contribution paid					4,000,045
SZCC, or CSI Cells | Gaochuangte
Investments in affiliates
Cash consideration for acquisition of the entity							2,929,020
Percentage of ownership interest							40.00%
Number of board members designated by the acquired entity							1
Number of board members							3
Additional capital contribution paid						3,118,800
SZSP | GCL-CSI (Suzhou) Photovoltaic Technology Co., Ltd.
Investments in affiliates
Cash consideration for acquisition of the entity						2,548,827
Percentage of ownership interest						10.00%
USPH | 9 utility-scale solar power projects
Investments in affiliates
Cash consideration for acquisition of the entity								2,122,225
Percentage of ownership interest								21.00%
USPH | 2 separate utility-scale solar power projects
Investments in affiliates
Cash consideration for acquisition of the entity									2,204,008
Percentage of ownership interest	5.00%									5.00%
Percentage of interest sold										95.00%
USPH | First utility - scale solar power project
Investments in affiliates
Percentage of ownership interest									30.30%
USPH | Second utility - scale solar power project
Investments in affiliates
Percentage of ownership interest									28.30%
USPH | 12 and 3 separate utility-scale solar power projects
Investments in affiliates
Cash consideration for acquisition of the entity											11,548,614
USPH | 12 separate utility-scale solar power projects
Investments in affiliates
Percentage of ownership interest											21.00%
USPH | 3 separate utility-scale solar power projects
Investments in affiliates
Percentage of ownership interest											30.00%
USPH | 5 solar power projects
Investments in affiliates
Additional capital contribution paid												$ 5,791,202